Vanguard Total Bond Market Index Fund Expense Example - Institutional Prospectus [Member] - Vanguard Total Bond Market Index Fund	Dec. 31, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	8
Expense Example, with Redemption, 5 Years	14
Expense Example, with Redemption, 10 Years	32
Institutional Plus Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	2
Expense Example, with Redemption, 3 Years	6
Expense Example, with Redemption, 5 Years	11
Expense Example, with Redemption, 10 Years	$ 26